Taxation (Effective Tax Rate) (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Chinese Mainland [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income Tax Paid, Foreign, before Refund Received	$ 28.6
Other Foreign Jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income Tax Paid, Foreign, before Refund Received	$ 1.1